INCOME TAX EXPENSE - DEFERRED TAX (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Included in the statement of financial position as follows:
Deferred tax asset	R 14.5	R 5.8
Deferred tax liabilities	(451.9)	(377.1)
Net deferred tax liabilities	R (437.4)	R (371.3)	R (265.1)